Summary of Significant Accounting Policies - Estimated Revenue From Significant Customers As a Percentage of Consolidated Gross Revenue (Detail) - Sales Revenue, Gross [Member]	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Customer 1 [Member]
Concentration Risk [Line Items]
Concentration of credit risk	37.80%	35.70%
Customer 2 [Member]
Concentration Risk [Line Items]
Concentration of credit risk	26.70%	26.80%
Customer 3 [Member]
Concentration Risk [Line Items]
Concentration of credit risk	25.50%	25.90%